                    THE DOW INDUSTRIALS(SM) ("DIAMONDS")(SM)

                            DIAMONDS TRUST, SERIES 1

                            A UNIT INVESTMENT TRUST

                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2006

                                  (UNAUDITED)

"Dow Jones Industrial Average(SM)", "DJIA(R)", "Dow Jones(R)", "The Dow(R)" and "DIAMONDS(R)" are trademarks and service marks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by State Street Global Markets, LLC pursuant to a "License Agreement" with Dow Jones and have been sublicensed for use for certain purposes to the Trust, PDR Services LLC and the American Stock Exchange LLC pursuant to separate "Sublicenses." DIAMONDS are not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in the Trust.

DIAMONDS TRUST, SERIES 1
SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

COMMON STOCKS                                                  SHARES          VALUE
-----------------------------------------------------------------------------------------
3M Co. .....................................................  4,269,970    $  364,783,537
Alcoa, Inc. ................................................  4,269,970       144,239,587
Altria Group, Inc. .........................................  4,269,970       312,391,005
American Express Co. .......................................  4,269,970       229,767,086
American International Group, Inc. .........................  4,269,970       278,615,542
AT&T, Inc. .................................................  4,269,970       111,915,914
Boeing Co. .................................................  4,269,970       356,328,996
Caterpillar, Inc. ..........................................  4,269,970       323,407,528
Citigroup, Inc. ............................................  4,269,970       213,285,001
Coca-Cola Co. (The).........................................  4,269,970       179,167,941
Disney (Walt) Co. (The).....................................  4,269,970       119,388,361
Du Pont (E.I.) de Nemours...................................  4,269,970       188,305,677
Exxon Mobil Corp. ..........................................  4,269,970       269,349,708
General Electric Co. .......................................  4,269,970       147,698,262
General Motors Corp. .......................................  4,269,970        97,696,914
Hewlett-Packard Co. ........................................  4,269,970       138,645,926
Home Depot, Inc. ...........................................  4,269,970       170,499,902
Honeywell International, Inc. ..............................  4,269,970       181,473,725
Intel Corp. ................................................  4,269,970        85,314,001
International Business Machines Corp. ......................  4,269,970       351,589,330
Johnson & Johnson ..........................................  4,269,970       250,262,942
JPMorgan Chase & Co. .......................................  4,269,970       193,771,239
McDonald's Corp. ...........................................  4,269,970       147,612,863
Merck & Co., Inc. ..........................................  4,269,970       146,972,367
Microsoft Corp. ............................................  4,269,970       103,119,775
Pfizer, Inc. ...............................................  4,269,970       108,158,340
Procter & Gamble Co. .......................................  4,269,970       248,554,954
United Technologies Corp. ..................................  4,269,970       268,196,816
Verizon Communications, Inc. ...............................  4,269,970       141,037,109
Wal-Mart Stores, Inc. ......................................  4,269,970       192,276,749
                                                                           --------------
Total Common Stocks -- (Cost $6,818,292,722)................               $6,063,827,097
                                                                           ==============

See accompanying notes to financial statements.

DIAMONDS TRUST, SERIES 1
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value.......................    $6,063,827,097
  Cash......................................................         7,982,001
  Receivable for income delivered for DIAMONDS in-kind
     transactions...........................................             5,480
  Dividends receivable......................................         9,251,710
                                                                --------------
TOTAL ASSETS................................................     6,081,066,288
                                                                --------------
LIABILITIES
  Payable for income delivered for DIAMONDS in-kind
     transactions...........................................             7,180
  Income distribution payable...............................         6,782,495
  Accrued Trustee expense...................................           246,300
  Accrued expenses and other liabilities....................         2,668,536
                                                                --------------
TOTAL LIABILITIES...........................................         9,704,511
                                                                --------------
NET ASSETS..................................................    $6,071,361,777
                                                                ==============
NET ASSETS REPRESENTED BY:
  Paid in surplus...........................................    $7,121,890,478
  Undistributed net investment income.......................         2,495,657
  Accumulated net realized loss on investments..............      (298,558,733)
  Net unrealized depreciation on investments................      (754,465,625)
                                                                --------------
NET ASSETS..................................................    $6,071,361,777
                                                                ==============
NET ASSET VALUE PER DIAMOND.................................           $113.60
                                                                      --------
                                                                      --------
UNITS OF FRACTIONAL UNDIVIDED INTEREST
  ("DIAMONDS") OUTSTANDING, UNLIMITED UNITS AUTHORIZED,
     $0.00 PAR VALUE........................................        53,443,009
                                                                --------------
COST OF INVESTMENTS.........................................    $6,818,292,722
                                                                ==============

See accompanying notes to financial statements.

DIAMONDS TRUST, SERIES 1
STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------

                              SIX MONTHS ENDED
                               APRIL 30, 2006    FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                (UNAUDITED)       OCTOBER 31, 2005     OCTOBER 31, 2004     OCTOBER 31, 2003
                              ----------------   ------------------   ------------------   ------------------
INVESTMENT INCOME
     Dividend income........    $ 84,444,661       $ 177,120,908        $ 145,895,782        $  120,911,703
                                ------------       -------------        -------------        --------------
EXPENSES:
     Trustee expense........       2,370,931           4,928,790            4,708,689             3,480,020
     Marketing expense......       2,003,796           4,307,114            4,019,534             3,230,848
     DJIA license fee.......       1,267,000           2,655,783            3,750,004             1,947,815
     Legal and audit
          services..........          36,929             149,889               89,900               249,444
     SEC registration
          expense...........          23,907             324,223               73,883               116,131
     Printing and postage
          expense...........         174,181             403,199               43,194               338,844
     Other expense..........          57,435             120,310                  661                   715
     Amortization of
          organization
          costs.............              --                  --                   --               101,829
                                ------------       -------------        -------------        --------------
Total expenses..............       5,934,179          12,889,308           12,685,865             9,465,646
     Trustee earnings
       credit...............        (104,508)           (280,392)             (88,355)              (61,870)
                                ------------       -------------        -------------        --------------
Net expenses after Trustee
  earnings credit...........       5,829,671          12,608,916           12,597,510             9,403,776
                                ------------       -------------        -------------        --------------
NET INVESTMENT INCOME.......      78,614,990         164,511,992          133,298,272           111,507,927
                                ------------       -------------        -------------        --------------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
     Net realized gain on
       investment
       transactions.........     230,172,710         651,853,900          213,134,509           276,147,528
     Net change in
       unrealized
       appreciation
       (depreciation).......     350,576,844        (297,315,375)        (133,449,812)          636,501,507
                                ------------       -------------        -------------        --------------
NET REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS.......     580,749,554         354,538,525           79,684,697           912,649,035
                                ------------       -------------        -------------        --------------
NET INCREASE IN NET ASSETS
  RESULTING FROM
  OPERATIONS................    $659,364,544       $ 519,050,517        $ 212,982,969        $1,024,156,962
                                ============       =============        =============        ==============

See accompanying notes to financial statements.

DIAMONDS TRUST, SERIES 1
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                               SIX MONTHS ENDED
                                APRIL 30, 2006    FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                 (UNAUDITED)       OCTOBER 31, 2005     OCTOBER 31, 2004     OCTOBER 31, 2003
                               ----------------   ------------------   ------------------   ------------------
INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS:
     Net investment income...  $    78,614,990      $  164,511,992       $  133,298,272       $  111,507,927
     Net realized gain on
          investment
          transactions.......      230,172,710         651,853,900          213,134,509          276,147,528
     Net change in unrealized
          appreciation
          (depreciation).....      350,576,844        (297,315,375)        (133,449,812)         636,501,507
                               ---------------      --------------       --------------       --------------
NET INCREASE IN NET ASSETS
  RESULTING FROM
  OPERATIONS.................      659,364,544         519,050,517          212,982,969        1,024,156,962
                               ---------------      --------------       --------------       --------------
UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) INCLUDED IN
  PRICE OF UNITS ISSUED AND
  REDEEMED...................          946,649          (2,410,446)          (1,282,877)            (398,863)
                               ---------------      --------------       --------------       --------------
DISTRIBUTIONS TO UNITHOLDERS
  FROM NET INVESTMENT
  INCOME.....................      (77,516,862)       (168,178,022)        (130,617,261)        (110,187,836)
                               ---------------      --------------       --------------       --------------
NET INCREASE (DECREASE) IN
  NET ASSETS FROM ISSUANCE
  AND REDEMPTION OF
  DIAMONDS...................   (1,921,419,002)     (1,129,366,247)       2,118,716,178          959,445,015
                               ---------------      --------------       --------------       --------------
NET INCREASE (DECREASE) IN
  NET ASSETS DURING PERIOD...   (1,338,624,671)       (780,904,198)       2,199,799,009        1,873,015,278

NET ASSETS AT BEGINNING OF
  PERIOD.....................    7,409,986,448       8,190,890,646        5,991,091,637        4,118,076,359
                               ---------------      --------------       --------------       --------------

NET ASSETS END OF PERIOD*....  $ 6,071,361,777      $7,409,986,448       $8,190,890,646       $5,991,091,637
                               ===============      ==============       ==============       ==============
*INCLUDES UNDISTRIBUTED NET
  INVESTMENT INCOME..........  $     2,495,657      $    1,397,529       $    5,063,559       $    2,382,548
                               ---------------      --------------       --------------       --------------

See accompanying notes to financial statements.

DIAMONDS TRUST, SERIES 1
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A DIAMOND OUTSTANDING DURING THE PERIOD

--------------------------------------------------------------------------------

                                 SIX MONTHS   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                   ENDED*        ENDED          ENDED          ENDED          ENDED          ENDED
                                  4/30/06       10/31/05       10/31/04       10/31/03       10/31/02       10/31/01
                                 ----------   ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF
  YEAR.........................  $  104.31     $   100.48     $    98.20     $    84.12     $    90.84     $   109.73
                                 ----------    ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS:
  Net investment income(1).....       1.28           2.39(5)        1.94           1.91           1.73           1.56
  Net realized and unrealized
    gain (loss) on
    investments................       9.21           3.91           2.28          14.06          (6.77)        (18.86)
                                 ----------    ----------     ----------     ----------     ----------     ----------
TOTAL FROM INVESTMENT
  OPERATIONS...................      10.49           6.30           4.22          15.97          (5.04)        (17.30)
                                 ----------    ----------     ----------     ----------     ----------     ----------
UNDISTRIBUTED NET INVESTMENT
  INCOME INCLUDED IN PRICE OF
  UNITS ISSUED AND REDEEMED....       0.02          (0.03)          0.00(2)       (0.01)          0.00(2)        0.00(2)
                                 ----------    ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS FROM:
  Net investment income........      (1.22)         (2.44)         (1.94)         (1.88)         (1.68)         (1.59)
                                 ----------    ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF
  PERIOD.......................  $  113.60     $   104.31     $   100.48     $    98.20     $    84.12     $    90.84
                                 ==========    ==========     ==========     ==========     ==========     ==========
TOTAL INVESTMENT RETURN(3).....      10.12%          6.23%          4.27%         19.22%         (5.71)%       (15.91)%
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets:
  Net investment income........       2.35%          2.27%          1.89%          2.12%          1.85%          1.51%
  Total expenses...............       0.18%          0.18%          0.18%          0.18%          0.18%          0.18%
  Net expenses excluding
    trustee earnings credit....       0.18%          0.17%          0.18%          0.18%          0.18%          0.18%
  Net expenses excluding
    trustee earnings credit and
    fee waivers................       0.17%          0.17%          0.18%          0.18%          0.18%          0.17%
  Portfolio turnover rate(4)...       0.00%(6)        7.69%        13.88%          8.71%          0.26%         12.66%
NET ASSET VALUE, END OF YEAR
  (000'S)......................  $6,071,362    $7,409,986     $8,190,891     $5,991,092     $4,118,076     $2,734,476

--------------------------------------------------------------------------------

 *  Unaudited

(1) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Amount shown represents less than $0.005.

(3) Total returns for periods less than one year are not annualized and do not reflect broker commission charges.

(4) Portfolio turnover ratio excludes securities received or delivered from processing creations or redemptions of DIAMONDS.

(5) Net investment income per unit reflects receipt of a one time dividend from a portfolio holding (Microsoft Corp.). The effect of this dividend amounted to $0.22 per share.

(6) Amount shown represents less than 0.005%.

See accompanying notes to financial statements.

DIAMONDS TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION
DIAMONDS Trust Series 1 (the "Trust") is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Trust was created to provide investors with the opportunity to purchase units of beneficial interest in the Trust representing proportionate undivided interests in the portfolio of securities consisting of substantially all of the component common stocks, which comprise the Dow Jones Industrial Average (the "DJIA"). Each unit of fractional undivided interest in the Trust is referred to as a "DIAMOND". The Trust commenced operations on January 14, 1998 upon the initial issuance of 500,000 DIAMONDS (equivalent to ten "Creation Units" -- see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

SECURITY VALUATION
Portfolio securities are valued based on the closing sale price on the exchange which is deemed to be the principal market for the security, except for securities listed on the NASDAQ which are valued at the NASDAQ official closing price. If no closing sale price or official closing price is available, then the security is valued at the last sale price on the exchange which is deemed to be the principal market for the security. If there is no closing sale price available or official closing price, and if the Trustee deems the last sale price an inappropriate basis for evaluation, valuation will be determined by the Trustee in good faith based on available information.

INVESTMENT RISK
The Trust invests in various investments which are exposed to risks, such market risk. Due to the level of risk associated with certain investments it is at least reasonably possibly that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

INVESTMENT TRANSACTIONS
Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO UNITHOLDERS
The Trust declares and distributes dividends from net investment income to its unitholders monthly. The Trust will distribute net realized capital gains, if any, at least annually.

DIAMONDS TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

EQUALIZATION
The Trust follows the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring the Trust's units, equivalent on a per unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per unit is unaffected by sales or reacquisitions of the Trust's units.

FEDERAL INCOME TAX
The Trust has qualified and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Trust will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Trust will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales. Net investment income per share calculations in the financial highlights for all years presented exclude these differences.

During the six months ended April 30, 2006, the Trust reclassified $230,172,710 of non-taxable security gains realized in the in-kind redemption of Creation Units (Note 4) as an increase to paid in surplus in the Statements of Assets and Liabilities.

At October 31, 2005, the Trust had the following capital loss carryforwards which may be used to offset any net realized gains, expiring October 31:

2008.....................................    5,933,194
2010.....................................    2,065,467
2011.....................................   68,716,435
2012.....................................  221,260,584

NOTE 3 -- TRANSACTIONS WITH THE TRUSTEE AND SPONSOR
In accordance with the Trust Agreement, State Street Bank and Trust Company (the "Trustee") maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio

DIAMONDS TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

from time to time to conform to changes in the composition and/or weighting structure of the DJIA. For these services, the Trustee received a fee at the following annual rates for the six months ended April 30, 2006:

NET ASSET VALUE OF THE TRUST               FEE AS A PERCENTAGE OF NET ASSET VALUE OF THE TRUST
----------------------------               ---------------------------------------------------
$0 - $499,999,999                          10/100 of 1% per annum plus or minus the Adjustment
                                           Amount
$500,000,000 - $2,499,999,999              8/100 of 1% per annum plus or minus the Adjustment
                                           Amount
$2,500,000,000 - and above                 6/100 of 1% per annum plus or minus the Adjustment
                                           Amount

The Adjustment Amount is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for creation and redemption of DIAMONDS and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the six months ended April 30, 2006, the Adjustment Amount decreased the Trustee's fee by $34,908. The Adjustment Amount included a deficiency of net transaction fees from processing orders of (-$69,600) and a Trustee earnings credit of (+$104,508).

PDR Services LLC (the "Sponsor", a wholly-owned subsidiary of the American Stock Exchange LLC) agreed to reimburse the Trust for, or assume, the ordinary operating expenses of the Trust which exceeded 18.00/100 of 1% per annum of the daily net asset value of the Trust. The amounts of such reimbursements by the Sponsor for the fiscal years ended October 31, 2003, October 31, 2004, October 31, 2005 and the six-month period ended April 30, 2006 were $0.

Dow Jones & Company, Inc. ("Dow Jones"), the American Stock Exchange LLC (the "AMEX"), the Sponsor, and State Street Global Markets, LLC ("SSGM") have entered into a License Agreement pursuant to which certain Dow Jones marks may be used in connection with the Trust subject to the payment of license fees. SSGM is a subsidiary of the Trustee.

INDEMNIFICATIONS
Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience the Trust expects the risk of loss to be remote.

DIAMONDS TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

NOTE 4 -- TRUST TRANSACTIONS IN DIAMONDS
Transactions in DIAMONDS were as follows.

                                                       SIX MONTHS ENDED APRIL 30, 2006
                                                       -------------------------------
                                                         DIAMONDS         AMOUNTS
                                                       ------------   ----------------
DIAMONDS sold........................................    61,800,000   $  6,751,847,944
DIAMONDS issued upon dividend reinvestment...........         6,783            738,007
DIAMONDS redeemed....................................   (79,400,000)    (8,673,058,304)
Net income equalization..............................            --           (946,649)
                                                       ------------   ----------------
Net Decrease.........................................   (17,593,217)  $ (1,921,419,002)
                                                       ============   ================

                                                         YEAR ENDED OCTOBER 31, 2005
                                                       -------------------------------
                                                         DIAMONDS         AMOUNTS
                                                       ------------   ----------------
DIAMONDS sold........................................   117,800,000   $ 12,383,980,226
DIAMONDS issued upon dividend reinvestment...........        16,090          1,702,587
DIAMONDS redeemed....................................  (128,300,000)   (13,517,459,506)
Net income equalization..............................            --          2,410,446
                                                       ------------   ----------------
Net Decrease.........................................   (10,483,910)  $ (1,129,366,247)
                                                       ============   ================

                                                          YEAR ENDED OCTOBER 31, 2004
                                                         -----------------------------
                                                          DIAMONDS         AMOUNTS
                                                         -----------   ---------------
DIAMONDS sold..........................................   72,900,000   $ 7,485,525,585
DIAMONDS issued upon dividend reinvestment.............       11,705         1,201,305
DIAMONDS redeemed......................................  (52,400,000)   (5,369,293,589)
Net income equalization................................           --         1,282,877
                                                         -----------   ---------------
Net Increase...........................................   20,511,705   $ 2,118,716,178
                                                         ===========   ===============

                                                          YEAR ENDED OCTOBER 31, 2003
                                                         -----------------------------
                                                          DIAMONDS         AMOUNTS
                                                         -----------   ---------------
DIAMONDS sold..........................................   70,850,000   $ 6,167,457,123
DIAMONDS issued upon dividend reinvestment.............        4,321           385,016
DIAMONDS redeemed......................................  (58,800,000)   (5,208,795,987)
Net income equalization................................           --           398,863
                                                         -----------   ---------------
Net Increase...........................................   12,054,321   $   959,445,015
                                                         ===========   ===============

DIAMONDS TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

Except for under the Trust's dividend reinvestment plan, DIAMONDS are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 DIAMONDS. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per DIAMOND (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Trust on the transaction date. A transaction fee of $1,000 is charged in connection with each creation or redemption of Creation Units through the DIAMONDS Clearing Process per Participating party per day, regardless of the number of Creation Units created or redeemed. Transaction fees are received by the Trustee and used to offset the expense of processing orders.

NOTE 5 -- INVESTMENT TRANSACTIONS
For the six months ended April 30, 2006, the Trust had net in-kind contributions, net in-kind redemptions, purchases and sales of investment securities of $4,823,459,157, $6,745,176,364, $0 and $0, respectively. At April
30, 2006, the cost of investments for federal income tax purposes was $6,818,292,722 accordingly, gross unrealized appreciation was $162,771,285, and gross unrealized depreciation was $917,236,910, resulting in net unrealized depreciation of $754,465,625.

NOTE 6 -- TAX INFORMATION
For Federal income tax purposes, the percentage of Trust ordinary distributions which qualify for the corporate dividends received deduction for the fiscal year ended October 31, 2005 is 100%.

For the fiscal year ended October 31, 2005, certain dividends paid by the Trust may be designated as qualified dividend income and subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information was reported in conjunction with your 2005 Form 1099-DIV.

DIAMONDS TRUST, SERIES 1
OTHER INFORMATION
APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

              FREQUENCY OF DISTRIBUTIONS OF DISCOUNTS AND PREMIUMS
                   BID/ASK PRICE(1) VS. NET ASSET VALUE (NAV)
                        FIVE YEAR PERIOD ENDING 4/30/06

                                                              NUMBER    PERCENTAGE OF
RANGE                                                         OF DAYS    TOTAL DAYS
-----                                                         -------   -------------
PREMIUM
  More than 0.25%...........................................      16         1.3%
  Between zero and 0.25%....................................     564        44.9%

BID/ASK PRICE EQUAL TO NAV..................................      45         3.6%

DISCOUNT
  Between zero and -0.25%...................................     604        48.1%
  Less than -0.25%..........................................      27         2.1%
                                                               -----        ----
  Total:....................................................   1,256         100%
                                                               =====        ====

           COMPARISON OF TOTAL RETURNS BASED ON NAV AND BID/ASK PRICE

                            CUMULATIVE TOTAL RETURNS

                                                          ONE YEAR   FIVE YEAR   SINCE FIRST TRADE(2)
                                                          --------   ---------   --------------------
Return Based on NAV.....................................   13.93%     16.91%            67.21%
Return Based on Bid/Ask Price...........................   14.12%     17.16%            67.22%
Dow Jones Industrial Average............................   14.17%     17.97%            69.43%

                          AVERAGE ANNUAL TOTAL RETURNS

                                                          ONE YEAR   FIVE YEAR   SINCE FIRST TRADE(2)
                                                          --------   ---------   --------------------
Return Based on NAV.....................................   13.93%      3.17%             6.41%
Return Based on Bid/Ask Price...........................   14.12%      3.22%             6.41%
Dow Jones Industrial Average............................   14.17%      3.36%             6.58%

---------------

(1) Currently, the calculation of the Bid/Ask Price is based on the midpoint of the best bid and best offer on the AMEX at 4:00 p.m. However, prior to April 3, 2001, calculation of the Bid/Ask Price was based on the midpoint of the best bid and best offer at the close of trading on the AMEX, ordinarily 4:15 p.m.

(2) The Trust commenced trading on the AMEX on January 20, 1998.

DIAMONDS TRUST, SERIES 1

--------------------------------------------------------------------------------

SPONSOR
PDR Services LLC
c/o American Stock Exchange LLC
86 Trinity Place
New York, NY 10006

TRUSTEE
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR
ALPS Distributors, Inc.
1625 Broadway, Suite 2200
Denver, CO 80202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

LEGAL COUNSEL
Carter, Ledyard & Milburn LLP
2 Wall Street
New York, NY 10005